Long-Term Debt - Interest Expense and related fees 2021 Credit Facility (Details) - Lafayette Square - 2021 Credit Facility - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt
Interest expense – Lafayette Square	$ 3,655	$ 2,498
Amortization of deferred financing costs	552	497
Total interest expense and amortization of deferred financing costs	$ 4,207	$ 2,995